Net financial income (loss) (Tables)	6 Months Ended
Jun. 30, 2024
Net Financial Income (Loss) [Abstract]
Schedule of Net Financial Income (Loss)

	For the six month period ended June 30,
(in thousands of euros)	2024	2023
Income from cash and cash equivalents	1,499	450
Foreign exchange gains	1,888	370
Other financial income	—	—
Total financial income	3,386	820
Fixed and variable Interest costs	(3,772)	(3,714)
Net impact of accretion and discounting	2,722	809
Lease debt interests	(89)	(103)
Foreign exchange losses	(324)	(537)
Total financial expenses	(1,463)	(3,545)
Net financial income (loss)	1,924	(2,725)